Benefit Plans, Employee Service Share-based Compensation, Aggregate Disclosures (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 480	$ 1,200	$ 847
Number of awards in prior years (in shares)				3,400,000
Weighted average strike price (in dollars per share)	$ 7.18
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	5 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	2,693,050
New options awarded (in shares)	168,250
Expired options (in shares)	(501,500)
Forfeited options (in shares)	(6,000)
Exercised options (in shares)	(28,829)	(18,000)	(15,000)
Ending balance (in shares)	2,324,971	2,693,050
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Ending balance (in shares)	1,642,373
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 8.27
New options awarded (in dollars per share)	6.43
Expired options (in dollars per share)	12.15
Forfeited options (in dollars per share)	7.78
Exercised options (in dollars per share)	5.15
Ending balance (in dollars per share)	$ 7.34	$ 8.27
Weighted average remaining contractual life, options outstanding	5 years 1 month 6 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 7.73
Weighted average remaining contractual life, exercisable outstanding	3 years 9 months 18 days
Intrinsic value of outstanding stock options	$ 588
Intrinsic value of vested stock options	$ 430
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 204	$ 325	$ 378
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 324	352	230
Options maximum term	3 years
Performance Share Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense		490	239
Options maximum term	3 years
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 276	870	469
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 204	325	378
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Expense related to 401(k) plan	$ 944	710	657
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	$ 715	$ 1,300	$ 2,000
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,300,000
2010 Employee Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,400,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000
2010 Directors Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000